Warrants (Details Narrative 2)	0 Months Ended					0 Months Ended		1 Months Ended	0 Months Ended		9 Months Ended			0 Months Ended	6 Months Ended		0 Months Ended	9 Months Ended		9 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Nov. 30, 2011 September2011NotesMember	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Jun. 30, 2012 February 2012 Warrants	Apr. 25, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 September 2011 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Expiration period								5 years	10 years		10 years				10 years			5 years		5 years
Description of Initial exercise price																		Lower of $1.80 and 120% of the per share price in the Target Transaction Financing
Description of PIPE Offering																		The holder to purchase the number of shares of common stock and/or other securities, including units of securities, sold in the PIPE Offering (as defined in the Warrant) equal to the principal amount of the note issued pursuant to the Securities Purchase Agreement, divided by the lower of $1.50 and the per share price in the PIPE Offering.
Common stock issued to notes payable holders						1,018,356	112,500
Number of securities entitle to called by warrants exercised					1,000,000			200,000		3,500,000	11,500,000	3,000,000	8,500,000	2,250,000		2,250,000			500,000
Exercise price (in dollars per share)					0.60			0.6			0.2	0.40	0.40			0.4			1	0.6	0.5
Number of securities entitle to called by warrants exercised																	500,000
Common stock issued upon the cashless exercise of warrants	7,650,000	2,400,000	2,636,804	455,000						2,636,804				2,025,000			375,000